BLACKROCK FUNDSSM

BlackRock Mid-Cap Growth Equity Portfolio

(the “Fund”)

Supplement dated June 4, 2019 to the Statement of Additional Information (“SAI”) of the Fund, dated January 28, 2019

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Lawrence Kemp and Phil Ruvinsky are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Mid-Cap Growth Equity.

The sub-section entitled “Other Funds and Accounts Managed — Mid-Cap Growth Equity” is deleted in its entirety and replaced with the following:

Mid-Cap Growth Equity

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp	18 $16.44 Billion	2 $1.84 Billion	1 $729.3 Million	0 $0	0 $0	0 $0
Phil Ruvinsky	11 $10.75 Billion	2 $1.84 Billion	1 $729.3 Million	0 $0	0 $0	0 $0

The last sentence of the first paragraph of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to these portfolio managers, such benchmarks for each Fund and other accounts are:

Portfolio Manager	Fund Name	Applicable Benchmarks
Lawrence Kemp Phil Ruvinsky	Mid-Cap Growth Equity	Russell 1000 Growth Index; Russell 1000 Growth Index in EUR; S&P 500 Index; Russell 1000 Growth Custom Index; Morningstar US Large-Cap Growth Equity; Morningstar Large Growth; Morningstar Large Blend; Morningstar Mid-Cap Growth
Raffaele Savi Travis Cooke, CFA Richard Mathieson	Advantage Small Cap Growth	No Benchmarks

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of September 30, 2018, the end of each Fund’s most recently completed fiscal year end, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Manager	Fund Managed	Dollar Range
Lawrence Kemp	Mid-Cap Growth Equity	Over $1 Million
Phil Ruvinsky	Mid-Cap Growth Equity	$100,001-$500,000
Raffaele Savi	Advantage Small Cap Growth	$100,001-$500,000
Travis Cooke, CFA	Advantage Small Cap Growth	$100,001-$500,000
Richard Mathieson	Advantage Small Cap Growth	$10,001-$50,000

Shareholders should retain this Supplement for future reference.

SAI-MCGE-0619SUP